Total net investment result - Disclosure in Tabular Form of Net Investment Result (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Insurance Total Net Investment Result [Line Items]
Net investment result	€ (102)	€ (15)
Insurance Net Investment Result [member]
Insurance Total Net Investment Result [Line Items]
Net investment result	(138)	(32)
Other Net Investment Result [member]
Insurance Total Net Investment Result [Line Items]
Net investment result	131	107
Financing Net Investment Result [member]
Insurance Total Net Investment Result [Line Items]
Net investment result	€ (95)	€ (90)